Accounts payable	12 Months Ended
Dec. 31, 2021
Accounts Payable
Accounts payable

NOTE 9 – ACCOUNTS PAYABLE

Accounts payable as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Creditors	$10,614	$2,684
Brokers	6,828	2,786
Professional and legal fees	3,620	829
Total accounts payable	$21,062	$6,299